Note Guarantees (Indemnification, Representations and Warranties related to loans sold) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Securitization | Guarantee on loans sold or serviced with representation and warranties
Guarantor Obligations
Repurchased Loans	$ 12.0	$ 0.1